Supplement dated May 31, 2018
to
Davis Research Fund
A Portfolio of DAVIS NEW YORK VENTURE FUND, INC.
Summary Prospectus Dated November 29, 2017

The "Portfolio Managers" section of the summary prospectus is amended as shown below.

Portfolio Managers. The Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.

Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since February 2005	Vice President, Davis Selected Advisers – NY, Inc.
Pierce Crosbie	Since August 2009	Vice President, Davis Selected Advisers – NY, Inc.
Christopher Davis	Since October 2001	Chairman, Davis Selected Advisers, L.P.
Darin Prozes	Since August 2006	Vice President, Davis Selected Advisers – NY, Inc.
Edward Yen	Since January 2015	Vice President, Davis Selected Advisers – NY, Inc.

Supplement dated May 31, 2018
to
Davis Research Fund
A Portfolio of DAVIS NEW YORK VENTURE FUND, INC.
Statutory Prospectus Dated November 29, 2017

The "Portfolio Managers" section of the statutory prospectus is amended as shown below.
Portfolio Managers. The Portfolio Managers listed below are jointly and primarily responsible for the day-to-day management of the Fund's portfolio.
Portfolio Managers	Experience with this Fund	Primary Title with Investment Adviser or Sub-Adviser
Dwight Blazin	Since February 2005	Vice President, Davis Selected Advisers – NY, Inc.
Pierce Crosbie	Since August 2009	Vice President, Davis Selected Advisers – NY, Inc.
Christopher Davis	Since October 2001	Chairman, Davis Selected Advisers, L.P.
Darin Prozes	Since August 2006	Vice President, Davis Selected Advisers – NY, Inc.
Edward Yen	Since January 2015	Vice President, Davis Selected Advisers – NY, Inc.

The "Portfolio Managers" section of the statutory prospectus, which is within the "Management and Organization" discussion section, is amended as shown below.
Davis Advisors uses a system of multiple Portfolio Managers to manage Davis Research Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual Portfolio Managers. Christopher Davis is the Portfolio Manager responsible for overseeing and allocating segments of the Fund's assets to the other Portfolio Managers. As of the date of this prospectus, the portfolio managers listed below are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. In addition, a limited portion of the Fund's assets are managed by Davis Advisors' research analysts, subject to review by Christopher Davis and the Portfolio Review Committee. Portfolio Managers decide how their respective segments will be invested. All investment decisions are made within the parameters established by the Fund's investment objectives, strategies, and restrictions.
Dwight Blazin has served as a research analyst of Davis Research Fund since February 2005 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Blazin joined Davis Advisors in 1997.
Pierce Crosbie has served as a research analyst of Davis Research Fund since August 2009 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Crosbie joined Davis Advisors in 2008.
Christopher Davis has served as the research adviser of Davis Research Fund since its inception on October 31, 2001, and also manages other equity funds advised by Davis Advisors. Mr. Davis has served as an analyst and portfolio manager for Davis Advisors since 1989. As research adviser, Mr. Davis oversees the research analysts of Davis Research Fund and allocates segments of the Fund to each of them to invest.
Darin Prozes has served as a research analyst of Davis Research Fund since June 2005 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Prozes joined Davis Advisors in September 2004.
Edward Yen has served as a research analyst of Davis Research Fund since January 2015 and also serves as a research analyst for other equity funds advised by Davis Advisors. Mr. Yen joined Davis Advisors in 2013.
The statement of additional information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' investments in the Fund.

Supplement dated May 31, 2018
to
Davis Research Fund
A Portfolio of DAVIS NEW YORK VENTURE FUND, INC.
Statement of Additional Information dated November 29, 2017

The "Portfolio Managers" section of the statement of additional information is amended as shown below.

Portfolio Managers
Davis Research Fund is Team Managed. Davis Advisors uses a system of multiple portfolio managers to manage Davis Research Fund. Under this approach, the portfolio of the Fund is divided into segments managed by individual portfolio managers. Christopher Davis oversees the portfolio managers and allocates segments of the Fund to each of them to invest. Christopher Davis and the four portfolio managers managing the largest portion of the Fund's assets as of the latest calendar quarter-end prior to the date of the prospectus are listed below. Portfolio managers decide how their respective segments will be invested. All investment decisions are made within the parameters established by the Fund's investment objectives, strategies, and restrictions
Accounts Managed as of July 31, 2017
Portfolio Managers	Number of RICs(2)	Assets(1) in RICs(2) in millions	Number of OPIV(3)	Assets(1) in OPIV(3) in millions	Number of OA(4)	Assets(1) in OA(4) in millions
D. Blazin	1	$ 38.6	0	$ 0	25	$ 57.8
P. Crosbie	0	$ 0	0	$ 0	0	$ 0
C. Davis	17	$ 18,733.2	9	$ 1,038.9	47	$ 7,676.2
D. Prozes	1	$ 156.0	0	$ 0	25	$ 233.2
E. Yen	0	$ 0	0	$ 0	0	$ 0
(1)
"Assets" means total assets managed by the portfolio manager. Some or all of these assets may be co-managed with another portfolio manager who will also be credited with managing the same assets. The sum of assets managed by Davis Advisors' portfolio managers may exceed the total assets managed by Davis Advisors.

(2)	"RIC" means Registered Investment Company.
(3)	"OPIV" means Other Pooled Investment Vehicles.
(4)	"OA" means Other Accounts. These accounts are primarily private accounts and sponsors of managed money/wrap accounts.
Ownership of Fund Shares
As of December 31, 2017, the portfolio managers had invested the following amounts in the Fund.
Davis Research Fund	None	$1 to $10K	$10K to $50K	$50K to $100K	$100K to $500K	$500K to $1 Mill	Over $1 Mill
D. Blazin	X
P. Crosbie	X
C. Davis	X
D. Prozes	X
E. Yen	X
Structure of Compensation
Christopher Davis' compensation for services provided to the Adviser consists of a base salary. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.
D. Blazin's, P. Crosbie's, D. Prozes's, and E. Yen's compensation for services provided to the Adviser consists of: (i) a base salary; (ii) an annual discretionary bonus; (iii) awards of equity ("Units") in Davis Selected Advisers, L.P. including Units, and/or phantom Units; and (iv) an incentive plan whereby the Adviser purchases shares in selected mutual funds managed by the Adviser. At the end of specified periods, generally five-years following the date of purchase, some, all, or none of the Fund shares will be registered in the employee's name based on Fund performance, after expenses on a pre-tax basis, versus the Fund's benchmark index, as described in the Fund's prospectus or, in limited cases, based on performance ranking among established peer groups. The Adviser does not purchase incentive shares in every fund these portfolio managers manage or assist on. In limited cases, such incentive compensation is tied on a memorandum basis to the performance of the portion of the Fund ("sleeve") managed by the analyst versus the Fund's benchmark. The Adviser's portfolio managers are provided benefits packages including life insurance, health insurance, and participation in the Adviser's 401(k) plan comparable to that received by other company employees.
The following language has been added to the section entitled Cash Management:
In certain instances, the Funds may engage in repurchase agreement transactions through the Fixed Income Clearing Corporation ("FICC"). FICC sells U.S. Government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement. The term of the agreement will typically be overnight or over the weekend. Each Fund, through FICC, receives delivery of the underlying U.S. Government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC were to become bankrupt, the Fund may be delayed or may incur costs or possible losses of principal and income in disposing of the collateral.